Segment Reporting - Schedule of Segment Information for the Reportable Segments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue	$ 7,287,002	$ 4,902,865	$ 1,804,705
Cost of sales of goods	(2,521,903)	(1,566,068)	(495,558)
Gross profit	4,765,099	3,336,797	1,309,147
Other income	1,411,505	3,408,199	2,591,498
Fair value losses to financial assets		(557,676)	(523,666)
Net foreign exchange gains/(losses)	12,183	(27,603)	363,724
Movement in inventory provision			430,932
General and administrative expenses	(4,483,623)	(4,555,726)	(4,220,905)
Research and development expenses	(3,597,296)	(5,375,461)	(2,592,145)
Selling and marketing expenses	(3,452,416)	(2,029,648)	(927,423)
Operating profit/(loss)	(5,344,548)	(5,801,118)	(3,568,838)
Finance income	135,866	327,756	116,323
Finance costs	(7,305)	(7,576)	(9,652)
Share of loss from associates		(1,456,019)	(324,340)
Profit/(loss) for the year	(5,215,987)	(6,936,957)	(3,786,507)
Assets
Segment assets	10,129,842	15,549,969	21,988,182
Total assets	10,129,842	15,549,969	21,988,182
Liabilities
Segment liabilities	2,060,787	2,840,525	2,371,346
Total liabilities	2,060,787	2,840,525	2,371,346
Research and Development [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income	1,380,993	3,364,439	2,551,813
Fair value losses to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision
General and administrative expenses	(562,960)	(460,251)	(460,251)
Research and development expenses	(3,597,296)	(5,375,461)	(2,592,145)
Selling and marketing expenses
Operating profit/(loss)	(2,779,263)	(2,471,273)	(500,583)
Finance income
Finance costs
Share of loss from associates
Profit/(loss) for the year	(2,779,263)	(2,471,273)	(500,583)
Assets
Segment assets	1,110,514	768,370	398,391
Total assets	1,110,514	768,370	398,391
Liabilities
Segment liabilities	230,875	604,018	604,018
Total liabilities	230,875	604,018	604,018
Hyper-Immune Products [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue	7,287,002	4,902,865	1,804,705
Cost of sales of goods	(2,521,903)	(1,566,068)	(495,558)
Gross profit	4,765,099	3,336,797	1,309,147
Other income	30,512	43,760	39,685
Fair value losses to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision			430,932
General and administrative expenses		(3,565)	26,256
Research and development expenses
Selling and marketing expenses	(3,452,416)	(2,029,648)	(927,423)
Operating profit/(loss)	1,343,195	1,347,344	878,597
Finance income
Finance costs
Share of loss from associates
Profit/(loss) for the year	1,343,195	1,347,344	878,597
Assets
Segment assets	1,737,563	2,845,096	2,078,643
Total assets	1,737,563	2,845,096	2,078,643
Liabilities
Segment liabilities	617,461	206,524	206,524
Total liabilities	617,461	206,524	206,524
Corporate [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income
Fair value losses to financial assets		(557,676)	(523,666)
Net foreign exchange gains/(losses)	12,183	(27,603)	363,724
Movement in inventory provision
General and administrative expenses	(3,920,663)	(4,091,910)	(3,786,910)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(3,908,480)	(4,677,189)	(3,946,852)
Finance income	135,866	327,756	116,323
Finance costs	(7,305)	(7,576)	(9,652)
Share of loss from associates		(1,456,019)	(324,340)
Profit/(loss) for the year	(3,779,919)	(5,813,028)	(4,164,521)
Assets
Segment assets	7,281,765	11,936,503	19,511,148
Total assets	7,281,765	11,936,503	19,511,148
Liabilities
Segment liabilities	1,212,451	2,029,983	1,560,804
Total liabilities	$ 1,212,451	$ 2,029,983	$ 1,560,804